Goodwill and Other Intangible Assets - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,364,188	$ 1,381,349
Intangible assets, Accumulated Amortization	593,516	519,256
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	1,185,299	1,199,942
Intangible assets, Accumulated Amortization	517,817	454,353
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	155,864	158,584
Intangible assets, Accumulated Amortization	57,756	48,356
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	23,025	22,823
Intangible assets, Accumulated Amortization	$ 17,943	$ 16,547